RELATED PARTIES (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2020	Feb. 19, 2020
Private Placement [Member]
Related Party Transaction [Line Items]
Net proceeds	$ 5,000	$ 5,000